Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of reconciliation of changes in intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$m	$m	$m	$m	$m
Cost
At January 1, 2016	1,140	926	197	53	2,316
Acquisitions (Note 24)	1,004	1,385	34	12	2,435
Additions	—	—	8	3	11
Impairment	—	—	—	(2)	(2)
Exchange	(56)	(53)	(5)	(2)	(116)
At December 31, 2016	2,088	2,258	234	64	4,644
Amortization
At January 1, 2016		(254)	(56)	(37)	(347)
Charge for the year		(159)	(25)	(7)	(191)
Exchange		14	(6)	1	9
At December 31, 2016		(399)	(87)	(43)	(529)
Net book value
At December 31, 2016	2,088	1,859	147	21	4,115
Cost
At January 1, 2017	2,088	2,258	234	64	4,644
Additions	—	—	5	16	21
Derecognition of fully amortized assets	—	(42)	—	—	(42)
Exchange	113	139	12	8	272
At December 31, 2017	2,201	2,355	251	88	4,895
Amortization
At January 1, 2017		(399)	(87)	(43)	(529)
Charge for the year		(225)	(31)	(8)	(264)
Derecognition of fully amortized assets		42	—	—	42
Exchange		(25)	(8)	(7)	(40)
At December 31, 2017		(607)	(126)	(58)	(791)
Net book value
At December 31, 2017	2,201	1,748	125	30	4,104

Summary of goodwill allocation

	At December 31,
	2017	2016
	$m	$m
Metal Packaging Europe - excluding the Beverage Can Business ('Metal Europe')	320	282
Metal Packaging Americas - excluding the Beverage Can Business ('Metal Americas')	29	30
Metal Packaging Europe - Beverage Can Business ('Beverage Europe')	604	534
Metal Packaging Americas - Beverage Can Business ('Beverage Americas')	437	436
Glass Packaging Europe	65	60
Glass Packaging North America	746	746
Total Goodwill	2,201	2,088

Schedule of significant goodwill amounts arising in the groups of CGUs

						Glass
					Glass	Packaging
	Metal	Metal	Beverage	Beverage	Packaging	North
	Europe	Americas	Europe	Americas	Europe	America
	$m/%	$m/%	$m/%	$m/%	$m/%	$m/%
2017
Carrying amount of goodwill	320	29	604	437	65	746
Excess of recoverable amount	3,104	451	1,650	786	2,907	859
Pre-tax discount rate applied	7.3	8.3	7.4	9.6	8.2	9.1
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	1.5
2016
Carrying amount of goodwill	282	30	534	436	60	746
Excess of recoverable amount	2,296	392	613	289	2,186	1,718
Pre-tax discount rate applied	8.3	9.8	8.9	11.9	8.7	10.3
Growth rate for terminal value	1.5	2.0	1.5	2.0	1.5	2.0